Exchange Rates - Summary of Currencies Translations and Relevant Exchange Rates (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
USD [member]
Disclosure of foreign exchange rates [line items]
Average rates	1.28	1.33	1.30
Period end rates	1.32	1.27	1.35
Euro [member]
Disclosure of foreign exchange rates [line items]
Average rates	1.14	1.13	1.15
Period end rates	1.18	1.11	1.13
Yen [member]
Disclosure of foreign exchange rates [line items]
Average rates	139	147	145
Period end rates	143	140	152